STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' (deficit) equity
STOCKHOLDERS' EQUITY
5.	EQUITY

During the six months ended June 30, 2017 the company issued 2,500,00 shares of its common stock for $62,500, or $0.025 per share through subscription agreements with three investors. The company also issued 500,000 shares of common stock in April 2017, valued at $10,000 or $0.02 per share, to a consultant for services.

NOTE 3 – STOCKHOLDERS’ EQUITY

Authorized Capital Stock

Our authorized capital stock consists of 500,000,000 shares of common stock at a par value of $.001 per share and 2,000,000 shares of preferred stock at a par value of $.001 per share. On April 10, 2012, our stockholders approved an amendment to our certificate of incorporation to increase our authorized common stock from 125,000,000 to 500,000,000 shares at such time as our Board of Directors determined that effecting such amendment will be in the best interests of our company and our stockholders.

A certificate of amendment to increase our authorize common stock from 125,000,000 to 500,000,000 shares was filed and accepted and recorded by the Secretary of State of the State of Delaware on March 3, 2016.

Preferred Stock

As of December 31, 2016 and 2015 there were 13,602 and 13,602 shares of Series A Redeemable Convertible Preferred Stock (the “Series A Preferred Stock”) outstanding, respectively. The company has not paid the dividends commencing with the quarterly dividend due August 1, 2013. Dividend arrearages as of December 31, 2016 including previously accrued dividends included in our balance sheet are approximately $119,000. Our Board of Directors suspended the declaration of the dividend, commencing with the dividend payable as of February 1, 2015 since we did not have a surplus (as such term is defined in the Delaware general corporation Law) as of December 31, 2014, until such time as we have a surplus or net profits for a fiscal year.

Our Series A Preferred Stock has a liquidation preference of $25.00 per Share. The Series A Preferred Stock bears dividends at the rate of 6.5% of the liquidation preference per share per annum, which accrues from the date of issuance, and is payable quarterly. Dividends may be paid in: (i) cash, (ii) shares of our common stock (valued for such purpose at 95% of the weighted average of the last sales prices of our common stock for each of the trading days in the ten trading day period ending on the third trading day prior to the applicable dividend payment date), provided that the issuance and/or resale of all such shares of our common stock are then covered by an effective registration statement and the company’s common stock is listed on a U.S. national securities exchange or the Nasdaq Stock Market at the time of issuance or (iii) any combination of the foregoing. If the company fails to make a dividend payment within five business days following a dividend payment date, the dividend rate shall immediately and automatically increase by 1% from 6.5% of the liquidation preference per offered share of Series A preferred stock to 7.5% of such liquidation preference. If a payment default shall occur on two consecutive dividend payment dates, the dividend rate shall immediately and automatically increase to 10% of the liquidation preference for as long as such payment default continues and shall immediately and automatically return to the Initial dividend rate at such time as the payment default is no longer continuing.

Each share of Series A Preferred Stock is convertible at any time at the option of the holder into a number of shares of common stock equal to the liquidation preference (plus any unpaid dividends for periods prior to the dividend payment date immediately preceding the date of conversion by the holder) divided by the conversion price (initially $12.00 per share, subject to adjustment in the event of a stock dividend or split, reorganization, recapitalization or similar event.) If the closing sale price of the common stock is greater than 140% of the conversion price on 20 out of 30 trading days, the company may redeem the Series A Preferred Stock in whole or in part at any time through October 31, 2010, upon at least 30 days’ notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the shares to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, subject to certain conditions. In addition, beginning November 1, 2010, the company may redeem the Series A Preferred Stock in whole or in part, upon at least 30 days’ notice, at a redemption price, payable in cash, equal to 100% of the liquidation preference of the Series A Preferred Stock to be redeemed, plus unpaid dividends thereon to, but excluding, the redemption date, under certain conditions.

If a change of control occurs, each holder of shares of Series A Convertible Preferred Stock that are outstanding immediately prior to the change of control shall have the right to require the corporation to purchase, out of legally available funds, any outstanding shares of Series A Convertible Preferred Stock at the defined purchase price. The purchase price is defined as: per share of Preferred Stock, 101% of the liquidation preference thereof, plus all unpaid and accumulated dividends, if any, to the date of purchase thereof. The purchase price is payable, at the corporation’s option, (x) in cash, (y) in shares of the common stock at a discount of 5% from the fair market value of Common Stock on the Purchase Date (i.e. valued at a 95% discount of the Common Stock on the Purchase Date), or (z) any combination thereof.

If the Corporation pays all or a portion of the Purchase Price in Common Stock, no fractional shares of Common Stock will be issued; instead, the company will round the applicable number of shares of Common Stock up to the nearest whole number of shares; provided that the Corporation may pay the Purchase Price (or a portion thereof), whether in cash or in shares of Common Stock, only if the Corporation has funds legally available for such payment and may pay the Purchase Price (or a portion thereof) in shares of its Common Stock only if (i) the Common Stock is listed on a U.S. national securities exchange or the Nasdaq Stock Market at the time of issuance and (ii) a shelf registration statement covering the issuance by the Corporation and/or resales of the Common Stock issuable as payment of the Purchase Price is effective on the Payment Date unless such shares are eligible for immediate resale in the public market by non-affiliates of the Corporation.

Dividends on our Preferred Stock are payable quarterly on the first day of February, May, August and November, in cash or shares of Common Stock, at our discretion.

In the fourth quarter of 2015, the company purchased 93,570 shares of its Series A Convertible Preferred Stock for approximately $58,000. The company cancelled the shares and returned them to unissued status. The company also reversed approximately $331,000 of accrued dividends payable.

Share-Based Payments

Applied Energetics adopted an Amended and Restated 2007 Stock Incentive Plan (“2007 Plan”) that provides for the grant of any or all of the following types of awards: (1) stock options, (2) restricted stock, (3) deferred stock, (4) stock appreciation rights, and (5) other stock-based awards, including restricted stock units, for periods up to 10 years. Stock options granted under the plans are generally for a fixed number of shares to employees and directors with an exercise price equal to the fair market value of the shares at the date of grant. Options granted to employees will generally vest over two to four years. Most options granted have a contractual life of 5 years from the grant date. Restricted stock granted under the plans to employees generally vest immediately and/or over a period of up to four years. Some restricted stock granted under the plans vest only upon meeting certain departmental or company-wide performance goals. Both restricted stock and options granted to non-employee directors generally vest immediately on the date of grant. We have, from time to time, also granted non-plan options to certain officers, directors and employees. Total stock-based compensation expense for grants to officers, employees and consultants was approximately $63,000 and $-0- for the years ended December 31, 2016 and 2015, respectively, which was charged to general and administrative expense. In March, 2016 the Company sold, in exchange for services, 35,000,000 shares of its common stock to Consultants and 20,000,000 common shares to the Chief Executive Officer for $0.001 per share.

 At December 31, 2016 and 2015, there were outstanding options to purchase -0- and 32,000, respectively, of common stock. There were no unvested restricted stock units outstanding and there were no unvested restricted stock awards outstanding as of December 31, 2016 and December 31, 2015.

The following table sets forth information regarding awards under our 2007 Stock Incentive Plan:

As of December 31, 2016
	Share Grants Approved	Options Outstanding	Restricted Stock Awards Outstanding	Restricted Stock Units Outstanding	Shares Available for Award
2007 Stock Incentive Plan	10,000,000	—	—	—	343,067
Total		—	—	—	343,067

On September 10, 2007, the stockholders of Applied Energetics approved the adoption of the company’s 2007 Plan. A total of 10,000,000 shares of common stock have been reserved for distribution pursuant to the 2007 Plan. Grants from the 2007 Plan can be either service based, where the grant vests with the passage of time, or performance based, where the grant vests based on the attainment of a pre-defined company or departmental goal. We have the practice of issuing new stock to satisfy the exercise of stock options.

The fair value of restricted stock and restricted stock units was estimated using the closing price of our common stock on the date of award and fully recognized upon vesting.

No options were granted in 2016 or 2015.

There are 343,067 aggregate shares available for grant from the Stock Incentive Plans as of December 31, 2016.

The following table summarizes the activity of our stock options for the years ended December 31, 2016, and 2015:

	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2014	32,000	$0.51

Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—
Outstanding at December 31, 2015	32,000	$0.51

Granted	—	$—
Exercised	—	$—
Forfeited or expired	(32,000)	$0.51
Outstanding at December 31, 2016	—	$—

Exercisable at December 31, 2016	—	$—

As of December 31, 2016 and December 31, 2015, the aggregate intrinsic value (amount by which Applied Energetics’ closing stock price on the last trading day of the year exceeds the exercise price of the option) of options outstanding was $0, as the exercise price was greater than the market price. As of December 31, 2016 and 2015, the weighted average remaining contractual life of options outstanding and options exercisable was -0- and 0.45 years, respectively. At December 31, 2016, there was $0 of unrecognized compensation costs related to unvested stock options, net of estimated forfeitures.

There was no activity of our restricted stock units and restricted stock grants for the years ended December 31, 2016 and 2015:

As of December 31, 2016, there was no unrecognized stock-based compensation related to unvested restricted stock, net of estimated forfeitures

Compensation expense recorded for shares and options delivered to non-employee consultants for the years ended December 31, 2016 and 2015 was approximately $0 and $0, respectively.